Subsequent Events	9 Months Ended
Sep. 30, 2021
Subsequent Events
Subsequent Event

17)    Subsequent Events

On October 13, 2021, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain accredited and institutional investors (the “Purchasers”). Pursuant to the Purchase Agreement, the Company sold in a registered direct offering (the “Registered Direct Offering”) 3,323,616 shares (the “Shares”) of the Company’s common stock, $0.0001 par value per share (the “Common Stock”), to the Purchasers at an offering price of $1.715 per share and associated Investor Warrant (as defined herein). Pursuant to the Purchase Agreement, in a concurrent private placement (together with the Registered Direct Offering, the “Offerings”), the Company also agreed to sell to the Purchasers unregistered warrants (the “Investor Warrants”) to purchase up to an aggregate of 3,323,616 shares of Common Stock, representing 100% of the shares of Common Stock to be purchased in the Registered Direct Offering (the “Warrant Shares”). The Investor Warrants are exercisable at an exercise price of $1.715 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance.

The Company received net proceeds from the sale of the Shares, after deducting fees and other offering expenses payable by the Company, of approximately $5.5 million. The Company intends to use the net proceeds for expansion of its men’s health platform and for working capital and general corporate purposes. The Offerings closed on October 18, 2021.

Katalyst Securities LLC (“Katalyst”) served as a financial advisor to the company pursuant to an advisory consulting agreement (the “Katalyst Agreement”) entered into by the Company and Katalyst on October 13, 2021. Pursuant to the Katalyst Agreement, the Company paid Katalyst an advisory fee and legal expenses totaling $0.2 million for its services as a financial advisor in connection with this offering. Additionally, the Company issued to Katalyst’s representatives or designees warrants to purchase up to an aggregate of 130,000 shares of Common Stock (the “Katalyst Warrants”) with the same terms as the Investor Warrants.